Note 35 - Derivatives - Value of Derivatives held as Cash Flow Hedges (Detail) - Derivatives held as Cash Flow Hedges [Member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Value of Derivatives held as Cash Flow Hedges [line items]
Assets	€ 6	€ 49
Liabilities	1,219	43
Nominal amount	47,976	7,451
Fair value changes used for hedge effectiveness	€ (802)	€ (75)